Income Taxes - Effective income tax rate (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Tax at the Federal statutory rate					$ (1,357)	$ (1,723)
State taxes					(130)	18
Permanent differences					752	1,426
Valuation allowance					147	364
True up items					288
Miscellaneous					22	15
Stock transaction					57
Foreign rate					96
Total income tax expense (benefit)	$ (109)	$ 64	$ (466)	$ 132	$ (125)	$ 100
Tax at the Federal statutory rate					34.00%	34.00%
State taxes					3.30%	(0.40%)
Permanent differences					(18.90%)	(28.20%)
Valuation allowance					(3.70%)	(7.20%)
True up items					(7.20%)
Miscellaneous					(0.60%)	(0.20%)
Stock transaction					(1.40%)
Foreign rate					(2.40%)
Effective tax rate					3.10%	(2.00%)